UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     07/25/2006
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           72
                                         -----------
Form 13F Information Table Value Total:     $242,932
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR (FRM BP                  055622104      971   13955 SH       Sole                 0      0  13955
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      346    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL CL A                          780259206      554    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     7191   89030 SH       Sole             13720      0  75310
ALTRIA GROUP INC               COM              02209S103     1909   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      671   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      768   13012 SH       Sole                 0      0  13012
ARMOR HOLDINGS INC             COM              042260109     7558  137850 SH       Sole             21700      0 116150
BANK OF AMERICA CORP           COM              060505104     6702  139327 SH       Sole             22875      0 116452
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       96   15000 SH       Sole                 0      0  15000
BLACKROCK GLOBAL FLG COM       COM              091941104      379   20000 SH       Sole                 0      0  20000
BRISTOL MYERS SQUIBB CO        COM              110122108     1150   44455 SH       Sole                 0      0  44455
BURLINGTON NRTHN SANTA COM     COM              12189T104      181    2288 SH       Sole                 0      0   2288
CHEVRON CORP                   COM              166764100     7046  113530 SH       Sole             17250      0  96280
CISCO SYSTEMS INC              COM              17275R102     2171  111163 SH       Sole               763      0 110400
CITIGROUP INC                  COM              172967101     6704  138971 SH       Sole             19696      0 119275
CLARUS CORP DEL                COM              182707109      114   17600 SH       Sole                 0      0  17600
COCA COLA CO                   COM              191216100     6442  149755 SH       Sole             23650      0 126105
COMCAST CORP CL A (SP)         COM              20030N200     6749  205880 SH       Sole             34625      0 171255
DEERE & CO COM                 COM              244199105      703    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4118  168350 SH       Sole             30825      0 137525
DISNEY WALT CO                 COM              254687106     8227  274227 SH       Sole             39775      0 234452
DOW CHEMICAL CO                COM              260543103      496   12720 SH       Sole                 0      0  12720
EATON VANCE FLTNG RTE COM      COM              278279104      870   48000 SH       Sole                 0      0  48000
EMERSON ELECTRIC CO            COM              291011104      597    7126 SH       Sole                 0      0   7126
EQUITABLE RES INC COM          COM              294549100      268    8000 SH       Sole                 0      0   8000
E 0ON MOBIL CORP               COM              30231G102    13686  223078 SH       Sole             23950      0 199128
FEDEX CORP COM                 COM              31428X106      228    1950 SH       Sole              1350      0    600
GAIT LANGER INC                COM              515707107      322   78593 SH       Sole                 0      0  78593
GENERAL ELECTRIC CO            COM              369604103    10973  332932 SH       Sole             38425      0 294507
GENERAL MILLS INC              COM              370334104      496    9600 SH       Sole                 0      0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     7379   49055 SH       Sole              8325      0  40730
HARTFORD FINANCIAL SERVICES GR COM              416515104      214    2525 SH       Sole                 0      0   2525
HOME DEPOT INC                 COM              437076102     5405  151023 SH       Sole             22174      0 128849
HONEYWELL INTL INC             COM              438516106     6804  168822 SH       Sole             27700      0 141122
INTEL CORP                     COM              458140100     5834  307036 SH       Sole             51350      0 255686
INTERNATIONAL BUSINESS MACHINE COM              459200101     1039   13522 SH       Sole                 0      0  13522
ITT INDUSTRIES INC             COM              450911102      160    3238 SH       Sole                 0      0   3238
J P MORGAN CHASE AND CO        COM              46625H100     6750  160717 SH       Sole             25350      0 135367
JOHNSON AND JOHNSON CO         COM              478160104     7359  122812 SH       Sole             18375      0 104437
MCCORMICK & CO INC NON-VOTING  COM              579780206     3352   99900 SH       Sole             21625      0  78275
MCDONALDS CORP                 COM              580135101      847   25200 SH       Sole                 0      0  25200
MCGRAW HILL COMPANIES INC      COM              580645109      231    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     5877  125264 SH       Sole             20375      0 104889
MERCK AND CO INC               COM              589331107     8074  221622 SH       Sole             23375      0 198247
MICROSOFT CORP                 COM              594918104     8452  362726 SH       Sole             46475      0 316251
NORTHERN TRUST CORP            COM              665859104     3625   65550 SH       Sole             10475      0  55075
PEPSICO INC                    COM              713448108      977   16270 SH       Sole                 0      0  16270
PFIZER INC                     COM              717081103     7019  299054 SH       Sole             43200      0 255854
PROCTER AND GAMBLE CO          COM              742718109     8488  152660 SH       Sole             23869      0 128791
SCHERING PLOUGH CORP COM       COM              806605101      344   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     2155   33100 SH       Sole                 0      0  33100
SEALED AIR CORP NEW            COM              81211K100      667   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      251    8200 SH       Sole                 0      0   8200
TEXAS INSTRUMENTS INC          COM              882508104      203    6700 SH       Sole              2900      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     7935  125114 SH       Sole             18820      0 106294
UNIVISION COMMUNICATIONS INC C COM              914906102     4584  136848 SH       Sole             26930      0 109918
WAL MART STORES INC            COM              931142103      825   17134 SH       Sole              2000      0  15134
WEYERHAEUSER CO                COM              962166104      280    4500 SH       Sole                 0      0   4500
WYETH COM                      COM              983024100      577   13000 SH       Sole                 0      0  13000
JAPAN INDEX FD (MSCI)                           464286848     4999  366513 SH       Sole             57720      0 308793
DOW JONES INDUSTRIAL INDEX (DI                  252787106     2181   19507 SH       Sole               691      0  18816
ENERGY SECTOR (SPDR)                            81369Y506      548    9655 SH       Sole               315      0   9340
HEALTHCARE SECTOR (SPDR)                        81369Y209      569   18831 SH       Sole               621      0  18210
INDUSTRIALS SECTOR (SPDR)                       81369Y704      252    7465 SH       Sole               285      0   7180
ISHARES TR NASDAQ BIOTECH INDX                  464287556      676    9300 SH       Sole                 0      0   9300
NASDAQ 100 TR UNIT SER 1                        631100104     5827  150325 SH       Sole             24600      0 125725
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     5439   36400 SH       Sole              5300      0  31100
POWERSHARES ETF TRUST WATER RE                  73935x575     3491  209395 SH       Sole             32150      0 177245
STANDARD & POORS 500 INDEX (SP                  78462F103     7116   55904 SH       Sole              1833      0  54071
STANDARD & POORS GROWTH INDEX                   464287309     7235  123890 SH       Sole             18295      0 105595
WASHINGTON MUTUAL INVESTORS FU                  939330106      208    6490 SH       Sole                 0      0   6490